SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS

On October 31, 2011, the stockholders approved the authorization of the board of directors, in its discretion, to amend the Amended and Restated Certificate of Incorporation of the Company to effect a reverse stock split of the Company’s common stock at a ratio of one-for-two to one-for-four, such ratio to be determined by the board of directors (the “Reverse Stock Split”), which approval will allow the board of directors to effect the Reverse Stock Split any time prior to the Company’s annual meeting of stockholders in 2012.

On October 31, 2011, the stockholders approved the amendment of the Umbrella Plan to increase the number of shares of the Company’s common stock available for issuance pursuant to awards under the Umbrella Plan by 5,531,900 shares to a total of 15,000,000 shares, which would provide an incentive to attract and retain employees, consultants, and service providers.

On November  13th, 2011, a  previous finder  of InspireMD Ltd. (the "Subsidiary") submitted to the  Magister Court in Tel Aviv a claim against the Company , the Subsidiary and the Company’s President and CEO  for a declaratory ruling that  it is entitled to  convert 13,650 options to purchase the  Subsidiary’s  ordinary shares  in an exercise price of USD3.67 per option into 110,785 of the Company's common stock  at an exercise price of $0.45 per option, and to  convert 4,816 options to purchase the Subsidiary’s  ordinary shares in an exercise price of USD10  per option into 39,087 of common stock at an exercise price of $1.23 per option.   The statement of claims in such proceedings was served to the Company today, the 14th of November, 2011.  After consulting with its legal advisor and due to the lack of time to review all the materials related to this claim the Company is unable to assess the probable outcome of this claim.

On November 16, 2011 the Company’s board of directors approved the appointment of Mr. Sol J. Barer (Director A) as the chairman of the board of directors.  In connection with his appointment as chairman of the board of directors, the Company issued  Director A 2,900,000 shares of common stock and 2,900,000 stock options to purchase shares of Common Stock at an exercise price of $1.95 per share, the closing price of the Common Stock on the date of grant. The fair value of the above granted shares is approximately $5.7 million and will be recorded as an expense in the financial statements ended December 31, 2011.  In calculating the fair value of options granted under share-based remuneration arrangements the Company used the following assumptions: dividend yield of 0% and expected term of 5.5 years in each year; expected volatility of 61.6%; and risk-free interest rate of 1.07%. The options have terms of 10 years from the date of grant, and the vesting terms are as follows: tranche A vests and become exercisable in twenty four equal monthly installments, tranches B and C - vests and become exercisable upon meeting certain performance conditions.  The fair value of the options granted above, using the Black-Scholes option-pricing model was approximately $3.1 million.

In connection with the stock escrow agreement described in note 6, on November 16, 2011 the Company’s Board of Directors approved to release 1,015,622 shares of common stock and warrants to purchase 832,500 shares of common stock presently help in escrow.

a.	During the first quarter of 2011 and prior to the Share Exchange, the Company raised approximately $990,000 and issued approximately 803 thousands ordinary shares through private placements.

b.	On April 18, 2011, the Company issued 666,667 shares of its common stock and five-year warrants to purchase 333,333 shares of the Company’s common stock at an exercise price of $1.80 per share, for an aggregate purchase price of $1,000,000 in a private placement.

c.	On April 18, 2011, the Company issued 283,334 shares of its common stock and five-year term warrants to purchase 141,667 shares of the Company’s common stock at an exercise price of $1.80 per share, for an aggregate purchase price of $425,000 in a private placement.

d.	In connection with the above-referenced transactions, the Company paid placement agent fees of approximately $471,000 and five-year term warrants to purchase 57,000 shares of the Company common stock at an exercise price of $1.80 per share.

e.	On April 21, 2011, the Company issued 33,333 shares of its common stock, and five-year term warrants to purchase 16,667 shares of the Company’s common stock at an exercise price of $1.80 per share, for an aggregate purchase price of $50,000 in a private placement.

f.	Subsequent to December 31, 2010 Company’s board of directors approved the issuance of approximately 156 thousands common stocks and five-year term warrants to purchase approximately 60 thousands shares of the Shell's common stock at an exercise price of $1.80 per share.

g.	Subsequent to December 31, 2010 the Company granted approximately 2.8 million of stock options to employees and consultants at a cash exercise price from $1.23 to $2.75 per share. The options had terms of four to ten years.

h.	During January 2011, the Company entered into a convertible loan agreement with its distributer in Israel (hereafter - the lender), in the amount of $100 thousands with the following conditions:

a.	The convertible loan does not bear annual interest.

b.	In the event of transaction (as stipulated in the agreement), the lender shall have at its sole discretion the option to convert the loan according to the following terms:

i.	Shell's shares at $1.23 per share; or

ii.	Company's product at 400 euro per unit (which represents the market price for this distributer).

c.	In case the company does not close a transaction by June 1, 2011 than the lender shall have the right to extend the loan and its terms for up to additional 6 months.

d.	In no event the loan shall be repaid by the company.

Subsequent to the consummation of the Share Exchange on June 1, 2011, the Lender converted the loan in the amount of $100 thousands into 81,161 shares of the Shell’s common stock (included in the 156 thousands common stock mentioned in 15(f) above).

i.	In February, 2011 a Finder submitted in the magistrates in Tel Aviv a claim against the Company in the amount of $327 thousands claiming future success fee and a commission for assistance in finding the Company's distributer in Brazil. At December 31,2010 the company, based on advice from its legal counsel, due to the early stage, was not able to assess the lawsuit outcome. As of March 31, 2011 the Company still was not able to assess the outcome of this lawsuit. No provision for this matter has been included in the accounts, as of December 31, 2010. As of May 15, 2011 due to the recent developments at that claim the Company, based upon the opinion of its legal counsel, has recorded a provision of $327 thousands in the financial statements in 2011. The related expense has been recorded to "General and administrative" within the Condensed Consolidated Statements of Operations.

j.	During March 2011 the company granted a new fixed lien of $40 thousands to bank Mizrahi.

k.	On March 31, 2011, the Company completed the reverse merger transaction by and among the Company and the Shell. Subsequent to the date of execution of the transaction, shareholders of the Company, holding 100% of its issued and outstanding ordinary shares, executed a joinder to the Exchange Agreement and became parties thereto (the “InspireMD Shareholders”). Pursuant to the Exchange Agreement, on March 31, 2011, the InspireMD Shareholders transferred all of their ordinary shares in InspireMD to the Shell in exchange for 50,666,667 newly issued shares of common stock of the Shell, resulting in InspireMD becoming a wholly owned subsidiary of the Shell.

Pursuant to the terms and conditions of the Exchange Agreement:

1)	The InspireMD Shareholders transferred 6,242,754 ordinary shares of InspireMD (which represented 100% of InspireMD’s issued and outstanding capital stock immediately prior to the closing of the Share Exchange) to the Shell in exchange for 50,666,667 shares of the Shell’s common stock (the “Share Exchange”).

2)	The Shell assumed all of InspireMD’s obligations under InspireMD’s outstanding stock options. Immediately prior to the Share Exchange, InspireMD had outstanding stock options to purchase an aggregate of 937,256 shares of its ordinary shares, which outstanding options became options to purchase an aggregate of 7,606,770 shares of common stock of the Shell after giving effect to the Share Exchange. Neither the Shell nor InspireMD had any other options to purchase shares of capital stock outstanding immediately prior to the closing of the Share Exchange.

3)	Three-year warrants to purchase up to 125,000 ordinary shares of InspireMD at an exercise price of $10 per share were assumed by the Shell and converted into warrants to purchase 1,014,510 shares of the Shell’s common stock at an exercise price of $1.23 per share.

4)	The Shell assumed 8% convertible debentures in an aggregate principal amount of $1,580,000 from InspireMD as follows: $580 thousands plus accrued interest of $88 thousands were converted upon closing and the remainder in the amount of $1,000 will be paid in May 15, 2011.

In connection with the closing of the Share Exchange, the Shell sold 6,454,000 shares of its common stock at a purchase price of $1.50 per share and five-year warrants to purchase up to 3,227,000 shares of common stock at an exercise price of $1.80 per share in a private placement to accredited investors, resulting in aggregate gross proceeds of approximately $9,680 thousands (the “Private Placement”). As a result of the consummation of the Private Placement, $580 thousands of the principal of the Convertible loan plus $88 thousands accrued interest, converted into approximately 445,060 shares (included in the 6,454,000 shares mentioned above) of common stock at a conversion price of $1.50 per share and 222,530 warrants (included in the 3,227,000 warrants mentioned above).

The transaction is being accounted for as a reverse recapitalization, equivalent to the issuance of stock by the Company, for the net monetary assets of the Shell. Accordingly, while the exchange ratio was only affected on March 31, 2011, these consolidated financial statements have been retrospectively adjusted to give effect to the reverse recapitalization and giving effect to the 8.1161 share exchange ratio. The shares, per share, share options and warrants information included herein have been revised for this exchange ratio.

Palladium Capital Advisors, LLC served as the Company’s placement agent in the Private Placement and received a fee of aproximately $300 thousands and issued Palladium Capital Advisors a five-year warrant to purchase 387,240 shares of our common stock (equal to 6% of the common stock on which the cash fee is payable), at an exercise price of $1.80 per share, with terms identical to the warrants issued to investors in the Private Placement.

In connection with the Share Exchange, the shell issued to certain consultants in consideration for consulting services five-year warrants to purchase up to an aggregate of 2,500,000 shares of common stock at an exercise price of $1.50 per share. The terms of these warrants are identical to the $1.80 Warrants described above, except that the exercise price for the $1.50 Consultant Warrants is $1.50 per share.

On February 20, 2011 the Company have received a tax pre-ruling from the Israeli tax authorities according to section 103 of the israeli tax law, with regards to the share exchange of the Company's shares and options. According to the tax pre-ruling, the shares and options exchange will not resolve immediate tax event for the Company's shareholders, but a deferred tax event, subject to certain condition as stipulated in the tax pre-ruling. The main condition of the tax pre-ruling is restriction of the exchanged shares for two years from December 31, 2010.